Equity Awards (Details) - Share-based Payment Arrangement, Activity - $ / shares		3 Months Ended		12 Months Ended
		Mar. 31, 2021		Dec. 31, 2020
Chief Executive Officer [Member]
Equity Awards (Details) - Share-based Payment Arrangement, Activity [Line Items]
Number of securities underlying unexercised options exercisable	[1],[2]			1,852
Number of securities underlying unexercised options un- exercisable	[3]			0
Option Exercise Price (in Dollars per share)				$ 0.001
Option Grant Date				Jan. 01, 2017
Option Expiration Date				Jan. 01, 2021
Director [Member]
Equity Awards (Details) - Share-based Payment Arrangement, Activity [Line Items]
Number of securities underlying unexercised options exercisable	[1]			1,852
Number of securities underlying unexercised options un- exercisable	[3]			0
Option Exercise Price (in Dollars per share)				$ 0.001
Option Grant Date				Jan. 01, 2017
Option Expiration Date				Jan. 01, 2021
Officer and Director #2 [Member]
Equity Awards (Details) - Share-based Payment Arrangement, Activity [Line Items]
Number of securities underlying unexercised options exercisable		3,704	[4],[5],[6],[7]	3,704	[1],[8],[9]
Number of securities underlying unexercised options un- exercisable		8	[10]	8	[3]
Option Exercise Price (in Dollars per share)		$ 0.001		$ 0.001
Option Grant Date		Nov. 01, 2019		Nov. 01, 2019
Option Expiration Date		Nov. 01, 2023		Nov. 01, 2023
Officer and Director #3 [Member]
Equity Awards (Details) - Share-based Payment Arrangement, Activity [Line Items]
Number of securities underlying unexercised options exercisable	[1],[8],[9]			3,704
Number of securities underlying unexercised options un- exercisable	[3]			8
Option Exercise Price (in Dollars per share)				$ 0.001
Option Grant Date				Nov. 01, 2019
Option Expiration Date				Nov. 01, 2023

[1]	7,408 shares were issued for Equity Awards during the year ended December 31, 2020.
[2]	This option was terminated when Mr. O’Dowd resigned from the Company in October 2019.
[3]	All options vest 20% per year beginning on the first anniversary of their grant date.
[4]	7,408 shares were issued for Equity Awards during the year ended December 31, 2019.
[5]	Messrs. Mildebrandt and Balinski were each awarded 3,704 shares of restricted common stock as of October 31, 2020, for being officers and directors of the Company.
[6]	Mr. Charles O’Dowd, former president of ABCO, resigned on October 7, 2019. All options previously issued to Mr. O’Dowd expired on January 1, 2021 and none were exercised at any time.
[7]	Mr. Mildebrandt and Mr. Balinski have resigned as officers and directors.
[8]	Messers. Mildebrandt and Balinski have resigned as officers and directors.
[9]	Messrs. Mildebrandt and Balinski were each awarded 3,704 shares of restricted common stock as of October 31, 2020, for being officers and directors of the Company.
[10]	All options vest 20% per year beginning on the first anniversary of their grant date.